Stock-Based Compensation Plans (Summary of Activities Regarding Stock Acquisition Rights Plan) (Detail) - JPY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Number of shares
Exercised	2,294,900	4,525,300	2,565,700
Stock Acquisition Rights Plan
Number of shares
Outstanding at beginning of the fiscal year	12,213,900
Granted	3,279,700
Exercised	2,294,900
Forfeited or expired	322,000
Outstanding at end of the fiscal year	12,876,700	12,213,900
Exercisable at end of the fiscal year	6,235,700
Weighted average exercise price
Outstanding at beginning of the fiscal year	¥ 3,665
Granted	6,669
Exercised	3,294
Forfeited or expired	5,500
Outstanding at end of the fiscal year	4,982	¥ 3,665
Exercisable at end of the fiscal year	¥ 3,581
Weighted-average remaining life
Outstanding at end of the fiscal year	7 years 6 months 7 days
Exercisable at end of the fiscal year	6 years 5 months 4 days
Total intrinsic Value
Outstanding at end of the fiscal year	¥ 19,459
Exercisable at end of the fiscal year	¥ 15,552